Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Income Taxes [Line Items]
Deferred tax assets, current	$ 82,391		$ 37,920
Deferred tax assets	11,174		17,043
Deferred income tax assets for state income tax NOLs	68,800	$ 52,700	56,700
Valuation allowance	50,969	48,400	49,743
Deferred tax assets for federal NOLs	51,400		25,500
Deferred income tax assets for federal income tax NOLs, valuation allowance	$ 0		200
Federal NOLs, expiration year	2035
Excess tax benefits related to stock compensation	$ 2,200
Accrued interest related to uncertain tax provisions	$ 100		100
Non-recurring reduction in income tax payments		$ 8,000
Minimum
Income Taxes [Line Items]
Statutes of limitations for tax returns in state jurisdictions	3 years
Maximum
Income Taxes [Line Items]
Statutes of limitations for tax returns in state jurisdictions	5 years
State portion of deferred income tax valuation allowance
Income Taxes [Line Items]
Valuation allowance	$ 50,900		$ 49,500